Financial Instruments with Preferred Rights - Movements of Financial Instruments with Preferred Rights (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Share-based compensation to additional Series C preferred shareholder		¥ 19,655
Change in fair value due to foreign currency translation recognized in other comprehensive income	¥ (37,038)	47,032	¥ (6,493)
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Beginning balance	2,071,508	643,008	573,499
Issuance of Series C Preferred Shares		923,247
Change in fair value recognized in profit or loss	674,269	579,286	59,397
Share-based compensation to additional Series C preferred shareholder		19,655
Change in fair value due to foreign currency translation recognized in other comprehensive income	(2,152)	(93,688)	10,112
Converted to ordinary shares upon IPO	¥ (2,743,625)
Ending balance		¥ 2,071,508	¥ 643,008